Staff Cost - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Outstanding	5,820,211
Weighted Average Exercise, Outstanding	€ 46.36
Weighted Average Life, Granted	94 months	96 months	112 months
Granted In 2012-2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2012-2016
Number of Warrants, Granted	1,889,205
Weighted Average Exercise, Granted	€ 14.43
Weighted Average Life, Granted	67 months
Granted in 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2017
Number of Warrants, Granted	1,093,659
Weighted Average Exercise, Granted	€ 30.15
Weighted Average Life, Granted	94 months
Granted in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2018
Number of Warrants, Granted	1,546,947
Weighted Average Exercise, Granted	€ 54.43
Weighted Average Life, Granted	106 months
Granted In 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2019
Number of Warrants, Granted	1,290,400
Weighted Average Exercise, Granted	€ 97.01
Weighted Average Life, Granted	117 months